Condensed Consolidated Unaudited Interim Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net loss for the period	$ (8,182,997)	$ (12,977,944)
Items not affecting cash:
Amortization and depreciation	459,924	668,620
Bad debt expense	63,285	(224,557)
Inventory impairments	303,316	1,838,658
Intangibles impairments		4,322,799
Goodwill impairments		819,454
Fair value changes on convertible debenture derivative	3,250,848
Fair value changes on opening warrant liability	962,350
Fair value changes on warrant liability	(5,444,936)
Interest expense, net of repayments	9,586	553,853
Share-based payments	1,939,035	949,791
Net change in non-cash working capital items:
Trade and other receivables	75,316	(864,061)
Prepaids	(277,147)	225,887
Inventory	(2,590,511)	(3,195,337)
Advances to suppliers	(813,776)	654,143
Accounts payable and accrued liabilities	(928,706)	(764,087)
Net cash used in operating activities	(11,174,413)	(7,992,781)
Investing activities:
Purchase of intangibles	(1,389,620)	(2,207,450)
Purchase of equipment	(1,841)	(57,935)
Acquisition of ClearRF	(155,014)	(122,014)
Net cash used in investing activities	(1,546,475)	(2,387,399)
Financing activities:
Lease payments	(154,665)	(77,067)
Proceeds from bank loan	9,937	67,152
Repayment of long term debt		(29,032)
Repayment of the convertible promissory notes	(4,000,000)	(1,177,786)
Proceeds from shares issued for cash, net of share issue costs	16,711,184	609,041
Repayment of loan to director		214,456
Proceeds from exercise of pre-funded warrants	2,575,200
Net cash provided by (used in) financing activities	15,141,656	(393,236)
Effect of foreign exchange on cash	13,910	128,537
Change in cash for the period	2,434,678	(10,644,879)
Cash,beginning of period	1,619,742	16,464,266
Cash, end of period	$ 4,054,420	$ 5,819,387